Related Parties Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Parties Transactions (Details) [Line Items]
Received services amount	$ 14,598	$ 8,523	$ 6,005
Due to related parties	3,187	1,908
Due from related parties	858	1,241
Sapiens Poland [Member]
Related Parties Transactions (Details) [Line Items]
Professional services and fixed assets	197	521	676
Hardware and Software [Member]
Related Parties Transactions (Details) [Line Items]
Purchased from affiliated companies	$ 369	$ 267	$ 194